Vessels - Acquisitions and Sales (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Vessels [Line Items]
Cash paid for vessel acquisitions	$ 108,840	$ 2,454	$ 71,205
Gain (loss) on sale of vessels	0	(1,879)	5,001
DP2 suezmax shuttle tankers Rio 2016 and Brasil 2014
Vessels [Line Items]
Acquisition of newly constructed vessels	203,908
Cash paid for vessel acquisitions	105,763
Suezmaxes Spyros K and Dimitris P
Vessels [Line Items]
Acquisition of newly constructed vessels			148,526
Cash paid for vessel acquisitions			66,643
VLCCs La Madrina and La Prudencia
Vessels [Line Items]
Net proceeds from sale of vessel		40,219
Gain (loss) on sale of vessels		(1,879)
Aframax tanker Opal Queen
Vessels [Line Items]
Net proceeds from sale of vessel			32,753
Gain (loss) on sale of vessels			5,802
Aframax tanker Vergina II
Vessels [Line Items]
Net proceeds from sale of vessel			9,702
Gain (loss) on sale of vessels			$ (801)